Annual Total Returns [BarChart] - Pioneer Strategic Income VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.90%
Annual Return 2012	11.43%
Annual Return 2013	1.17%
Annual Return 2014	3.96%
Annual Return 2015	(1.27%)
Annual Return 2016	7.58%
Annual Return 2017	5.00%
Annual Return 2018	(1.78%)
Annual Return 2019	10.00%
Annual Return 2020	7.52%